LONG-TERM DEBT - Senior Notes and Debentures (Details) $ / shares in Units, shares in Millions								1 Months Ended					12 Months Ended
	Jan. 09, 2023 CAD ($)	Jan. 09, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Mar. 11, 2022 CAD ($)	Feb. 11, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 17, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Feb. 28, 2022 CAD ($) $ / shares shares	Feb. 28, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 28, 2022 USD ($) shares	Feb. 11, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Other directly attributable transaction sosts								$ 262,000,000	$ 557,000,000
Restricted cash and cash equivalents			$ 12,837,000,000			$ 0		12,837,000,000					$ 12,837,000,000	$ 0
Subsequent Event
Disclosure of detailed information about borrowings [line items]
Consent fee	$ 262,000,000
Other directly attributable transaction sosts	$ 55,000,000	$ 152,000,000
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Principal amount			1,019,000,000					$ 1,019,000,000					1,019,000,000
Settlement amount													$ 75,000,000
Debt derivatives | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Principal amount						8,930,000,000								8,930,000,000							$ 6,950,000,000
Series I Preferred Shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of shares authorized for issue (in shares) | shares											3.3								3.3
Par value per share | $ / shares											$ 1,000
Series II Preferred Shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of shares authorized for issue (in shares) | shares											1.4								1.4
Par value per share | $ / shares											$ 1,000
Senior Notes Due 2082
Disclosure of detailed information about borrowings [line items]
Maturity (in years)													5 years
Senior Notes Due 2082 | Debt derivatives | Cash flow hedges | Interest rate risk | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount terminated																			$ 950,000,000
Senior Notes Due 2082 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount																				$ 750,000,000
Interest rate																				5.25%
Total gross proceeds					$ 951,000,000
Transaction costs and discounts			$ 0		13,000,000
Senior Notes Due 2082 | Fixed interest rate | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total gross proceeds											$ 938,000,000	$ 740,000,000
Senior Notes Due 2082 | Floating interest rate | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Interest rate											5.25%								5.25%
Senior notes
Disclosure of detailed information about borrowings [line items]
Total gross proceeds													$ 13,304,000,000	0
Maturity (in years)													5 years
Senior Notes Due 2025 - 2.950% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 1,000,000,000			$ 1,000,000,000
Interest rate			2.95%	2.95%				2.95%					2.95%		2.95%			2.95%
Discount / premium at issuance				99.934%														99.934%
Total gross proceeds				$ 1,283,000,000
Transaction costs and discounts			$ 50,000,000	9,000,000
Senior Notes Due 2025 - 3.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,250,000,000	$ 1,250,000,000				$ 1,250,000,000					$ 1,250,000,000
Interest rate			3.10%	3.10%				3.10%					3.10%		3.10%			3.10%
Discount / premium at issuance				99.924%														99.924%
Total gross proceeds				$ 1,250,000,000
Transaction costs and discounts			$ 0	$ 7,000,000
Senior Notes Due 2027 - 3.200% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 1,300,000,000			$ 1,300,000,000
Interest rate			3.20%	3.20%				3.20%					3.20%		3.20%			3.20%
Discount / premium at issuance				99.991%														99.991%
Total gross proceeds				$ 1,674,000,000
Transaction costs and discounts			$ 82,000,000	13,000,000
Senior Notes Due 2029 - 3.750% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000,000,000	$ 1,000,000,000				$ 1,000,000,000					$ 1,000,000,000
Interest rate			3.75%	3.75%				3.75%					3.75%		3.75%			3.75%
Discount / premium at issuance				99.891%														99.891%
Total gross proceeds				$ 1,000,000,000
Transaction costs and discounts			$ 57,000,000	$ 7,000,000
Senior Notes Due 2032 - 3.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 2,000,000,000			$ 2,000,000,000
Interest rate			3.80%	3.80%				3.80%					3.80%		3.80%			3.80%
Discount / premium at issuance				99.777%														99.777%
Total gross proceeds				$ 2,567,000,000
Transaction costs and discounts			$ 165,000,000	27,000,000
Senior Notes Due 2032 - 4.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000,000,000	$ 1,000,000,000				$ 1,000,000,000					$ 1,000,000,000
Interest rate			4.25%	4.25%				4.25%					4.25%		4.25%			4.25%
Discount / premium at issuance				99.987%														99.987%
Total gross proceeds				$ 1,000,000,000
Transaction costs and discounts			$ 58,000,000	$ 6,000,000
Senior Notes Due 2042 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 750,000,000			$ 750,000,000
Interest rate			4.50%	4.50%				4.50%					4.50%		4.50%			4.50%
Discount / premium at issuance				98.997%														98.997%
Total gross proceeds				$ 966,000,000
Transaction costs and discounts			$ 95,000,000	$ 20,000,000
Senior Notes Due 2052 - 4.550% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 2,000,000,000			$ 2,000,000,000
Interest rate			4.55%	4.55%				4.55%					4.55%		4.55%			4.55%
Discount / premium at issuance				98.917%														98.917%
Total gross proceeds				$ 2,564,000,000
Transaction costs and discounts			$ 250,000,000	55,000,000
Senior Notes Due 2052 - 5.250% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000,000,000	$ 1,000,000,000				$ 1,000,000,000					$ 1,000,000,000
Interest rate			5.25%	5.25%				5.25%					5.25%		5.25%			5.25%
Discount / premium at issuance				99.483%														99.483%
Total gross proceeds				$ 1,000,000,000
Transaction costs and discounts			$ 62,000,000	$ 12,000,000
Senior Notes Due 2081
Disclosure of detailed information about borrowings [line items]
Maturity (in years)													5 years
Senior Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 2,000,000,000				$ 2,000,000,000	$ 2,000,000,000			$ 750,000,000		$ 2,000,000,000
Interest rate			5.00%				5.00%	5.00%					5.00%		5.00%
Total gross proceeds							$ 2,000,000,000
Transaction costs and discounts						0	$ 20,000,000
Senior Notes Issued In March
Disclosure of detailed information about borrowings [line items]
Principal amount																$ 13,300,000,000
Senior Notes Issued In March 1
Disclosure of detailed information about borrowings [line items]
Principal amount																9,050,000,000.00	$ 7,050,000,000.00		$ 750,000,000
Senior Notes Issued In March 2
Disclosure of detailed information about borrowings [line items]
Principal amount																$ 4,250,000,000
Senior Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,450,000,000								$ 1,450,000,000
Interest rate						5.34%								5.34%							5.34%
Maturity (in years)													5 years
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 600,000,000					$ 600,000,000					$ 600,000,000
Interest rate			4.00%					4.00%					4.00%		4.00%
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 750,000,000					$ 750,000,000					$ 750,000,000		$ 750,000,000			$ 1,000,000,000		$ 750,000,000
Spread on variable rate (as a percent)				2.95%														2.95%		5.25%
Senior Notes Due 2022 | Floating interest rate | Debt derivatives
Disclosure of detailed information about borrowings [line items]
Interest rate				2.991%														2.991%		5.635%
Total gross proceeds				$ 1,283,000,000	$ 951,000,000
Senior Notes Due 2027 - 3.650%
Disclosure of detailed information about borrowings [line items]
Maturity (in years)													5 years
Senior Notes Due 2027 - 3.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,500,000,000					$ 1,500,000,000					$ 1,500,000,000
Interest rate			3.65%					3.65%					3.65%		3.65%
SMR Notes
Disclosure of detailed information about borrowings [line items]
Consent fee									557,000,000
Other directly attributable transaction sosts									$ 121,000,000	$ 331,000,000
Borrowings, Redemption Prices, Percentage																101.00%	101.00%
Restricted cash and cash equivalents																$ 12,800,000,000
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 600,000,000					$ 600,000,000					$ 600,000,000
Interest rate			4.00%					4.00%					4.00%		4.00%